UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21349

Name of Fund: BlackRock Limited Duration Income Trust (BLW)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Limited Duration Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 05/31/2011

Item 1 – Schedule of Investments

 BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments May 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

		Par
Asset-Backed Securities		(000)	Value
Asset-Backed Securities — 6.7%
321 Henderson Receivables I LLC,
Series 2010-3A, Class A, 3.82%,
12/15/48 (a)	USD	4,943	$ 4,912,399
ARES CLO Funds, Series 2005-
10A, Class B, 0.70%, 9/18/17
(a)(b)		1,500	1,331,385
Ballyrock CDO Ltd., Series 2006-
1A, Class B, 0.60%, 8/28/19
(a)(b)		1,500	1,323,750
Canaras Summit CLO Ltd., Series
2007-1A, Class B, 0.79%,
6/19/21 (a)(b)		1,735	1,464,774
Capital One Multi-Asset Execution
Trust, Series 4-3C, 6.63%,
4/19/17 (b)	GBP	2,650	4,524,137
Countrywide Asset-Backed Certificates (b):
Series 2007-6, Class 2A1,
0.29%, 9/25/37	USD	184	180,030
Series 2007-7, Class 2A2,
0.35%, 10/25/47		3,230	2,852,859
Series 2007-10, Class 2A1,
0.24%, 6/25/47		2,151	2,057,334
Series 2007-12, Class 2A1,
0.54%, 8/25/47		2,232	2,108,758
CSAM Funding, Series 2A, Class
B1, 7.05%, 10/15/16		750	757,500
Ford Credit Floorplan Master
Owner Trust, Series 2006-4,
Class A, 0.45%, 6/15/13 (b)		4,015	4,014,082
Gannett Peak CLO Ltd., Series
2006-1X, Class A2, 0.63%,
10/27/20 (b)		1,330	1,143,800
GSAA Trust, Series 2007-3, Class
1A2, 0.36%, 3/25/47 (b)		3,429	1,623,930
Portola CLO Ltd., Series 2007-1X,
Class B1, 1.71%, 11/15/21		1,770	1,593,000
SLC Student Loan Trust, Series
2006-A, Class A4, 0.40%,
1/15/19 (b)		1,848	1,806,039
Santander Consumer Acquired
Receivables Trust, Series 2011-
S1A, Class D, 3.15%,
8/15/16 (a)		3,529	3,528,896
Santander Drive Auto Receivables Trust (a):
Series 2011-S1A, Class D,
3.10%, 5/15/17		2,042	2,044,078
Series 2011-S2A, Class B,
2.06%, 6/15/17		1,250	1,249,986
Series 2011-S2A, Class C,
2.86%, 6/15/17		1,230	1,229,976

		Par
Asset-Backed Securities		(000)	Value
Asset-Backed Securities (concluded)
Spirit Issuer Plc, Series A2, 1.90%,
12/28/31	GBP	1,800	$ 2,516,665
T2 Income Fund CLO Ltd., Series
2007-1A, Class B, 0.88%,
7/15/19 (a)(b)	USD	1,515	1,370,742
			43,634,120
Interest Only Asset-Backed
Securities — 0.3%
Sterling Bank Trust, Series 2004-2,
Class Note, 2.08%, 3/30/30 (a)		13,096	851,214
Sterling Coofs Trust, Series 1,
2.36%, 4/15/29		11,667	849,501
			1,700,715
Total Asset-Backed Securities – 7.0%			45,334,835
Common Stocks (c)		Shares
Construction & Engineering — 0.0%
USI United Subcontractors
Common		6,116	61,156
Diversified Financial Services — 0.5%
Kcad Holdings I Ltd.	250,932,005		3,455,334
Hotels, Restaurants & Leisure — 0.1%
BLB Worldwide Holdings, Inc.		51,947	567,105
Metals & Mining — 0.0%
Euramax International		234	73,615
Software — 0.2%
Bankruptcy Management
Solutions, Inc.		880	9
HMH Holdings/EduMedia		238,664	1,193,320
			1,193,329
Total Common Stocks – 0.8%			5,350,539
		Par
Corporate Bonds		(000)
Aerospace & Defense — 0.4%
Kratos Defense & Security Solutions,
Inc.:
10.00%, 6/01/17	USD	1,400	1,540,000
10.00%, 6/01/17 (a)		1,026	1,128,600
			2,668,600

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	1

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Airlines — 1.3%
American Airlines, Inc., 10.50%,
10/15/12	USD	2,890	$ 3,077,850
Continental Airlines, Inc., 6.75%,
9/15/15 (a)(d)		1,350	1,370,250
Delta Air Lines, Inc., Series B,
9.75%, 12/17/16 (d)		1,302	1,380,323
United Air Lines, Inc., 12.75%,
7/15/12 (d)		2,455	2,685,375
			8,513,798
Auto Components — 0.2%
B-Corp Merger Sub, Inc., 8.25%,
6/01/19 (a)(e)		240	242,700
Delphi Corp., 6.13%, 5/15/21 (a)(d)		780	780,000
Pittsburgh Glass Works LLC,
8.50%, 4/15/16 (a)		370	383,875
			1,406,575
Beverages — 0.1%
Crown European Holdings SA,
7.13%, 8/15/18 (a)	EUR	585	879,757
Building Products — 0.8%
Associated Materials LLC, 9.13%,
11/01/17 (a)	USD	540	558,225
Building Materials Corp. of America
(a)(d):
7.00%, 2/15/20		1,345	1,405,525
6.75%, 5/01/21		1,120	1,128,400
Momentive Performance
Materials, Inc., 9.00%,
1/15/21 (a)		2,080	2,225,600
			5,317,750
Capital Markets — 1.1%
American Capital Ltd., 7.96%,
12/31/13 (d)		1,675	1,722,436
E*Trade Financial Corp.:
12.50%, 11/30/17		330	396,825
3.43%, 8/31/19 (a)(f)(g)		249	380,659
Goldman Sachs Group LP, 5.00%,
10/01/14 (d)		3,000	3,235,692
SteelRiver Transmission Co. LLC,
4.71%, 6/30/17 (a)(d)		1,303	1,324,615
			7,060,227
Chemicals — 1.4%
American Pacific Corp., 9.00%,
2/01/15		1,100	1,078,000
Celanese US Holdings LLC, 5.88%,
6/15/21 (d)		805	823,112
Hexion U.S. Finance Corp., 9.00%,
11/15/20		735	790,125
Nova Chemicals Corp., 8.38%,
11/01/16 (d)		5,500	6,146,250
OXEA Finance/Cy SCA, 9.50%,
7/15/17 (a)		518	573,038
			9,410,525

		Par
Corporate Bonds		(000)	Value
Commercial Banks — 2.1%
CIT Group, Inc., 5.25%,
4/01/14 (a)(d)	USD	5,500	$ 5,602,349
Regions Financial Corp. (d):
6.38%, 5/15/12		4,590	4,721,963
4.88%, 4/26/13		1,355	1,392,257
Wells Fargo & Co., 3.68%,
6/15/16 (d)(h)		1,870	1,943,203
			13,659,772
Commercial Services & Supplies — 0.6%
ACCO Brands Corp., 10.63%,
3/15/15 (d)		1,425	1,599,562
Brickman Group Holdings, Inc.,
9.13%, 11/01/18 (a)		1,240	1,286,500
Mobile Mini, Inc., 7.88%,
12/01/20 (a)		915	967,613
West Corp., 8.63%, 10/01/18 (a)		165	173,869
			4,027,544
Communications Equipment — 0.5%
Avaya, Inc.:
9.75%, 11/01/15		510	529,763
10.13%, 11/01/15		1,480	1,539,200
7.00%, 4/01/19 (a)		400	391,000
EH Holding Corp., 6.50%, 6/15/19
(a)(e)		850	859,562
			3,319,525
Consumer Finance — 1.0%
Credit Acceptance Corp., 9.13%,
2/01/17 (a)(d)		910	985,075
Ford Motor Credit Co. LLC:
3.03%, 1/13/12 (b)(d)		565	568,582
7.80%, 6/01/12 (d)		1,665	1,751,467
7.00%, 4/15/15		400	436,961
6.63%, 8/15/17 (d)		1,066	1,161,815
Hyundai Capital America, 3.75%,
4/06/16 (a)(d)		1,285	1,295,839
			6,199,739
Containers & Packaging — 1.5%
Ardagh Packaging Finance Plc,
7.38%, 10/15/17 (a)	EUR	695	1,027,679
Berry Plastics Corp.:
8.25%, 11/15/15	USD	2,400	2,574,000
9.75%, 1/15/21		1,650	1,652,062
Pregis Corp., 12.38%, 10/15/13		955	947,838
Smurfit Kappa Acquisitions (a):
7.25%, 11/15/17	EUR	1,215	1,805,332
7.75%, 11/15/19		1,155	1,732,802
			9,739,713
Diversified Financial Services —
4.4%
Ally Financial, Inc.:
8.30%, 2/12/15 (d)	USD	2,460	2,742,900
7.50%, 9/15/20 (d)		1,630	1,754,288

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	2

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Diversified Financial Services
(concluded)
Ally Financial, Inc. (concluded):
8.00%, 11/01/31	USD	1,240	$ 1,360,638
8.00%, 11/01/31		2,600	2,879,500
Bank of America Corp., 4.50%,
4/01/15 (d)		3,000	3,175,257
Citigroup, Inc., 4.75%, 5/19/15 (d)		3,000	3,218,637
Forethought Financial Group, Inc.,
8.63%, 4/15/21 (a)(d)		750	768,128
JPMorgan Chase & Co., 3.40%,
6/24/15 (d)		6,000	6,202,260
Reynolds Group DL Escrow, Inc.,
8.50%, 10/15/16 (a)(d)		2,125	2,273,750
Reynolds Group Issuer, Inc.:
8.50%, 10/15/16	EUR	340	513,147
7.13%, 4/15/19 (a)(d)	USD	765	795,600
6.88%, 2/15/21 (a)(d)		1,950	2,010,937
8.25%, 2/15/21 (a)		1,135	1,154,863
			28,849,905
Diversified Telecommunication
Services — 2.4%
ITC Deltacom, Inc., 10.50%,
4/01/16		1,350	1,458,000
Level 3 Escrow, Inc., 8.13%,
7/01/19 (a)(e)(f)		1,290	1,302,900
Level 3 Financing, Inc., 8.75%,
2/15/17		2,120	2,183,600
Qwest Communications International,
Inc. (d):
7.50%, 2/15/14		610	618,387
8.00%, 10/01/15		2,500	2,737,500
Series B, 7.50%, 2/15/14		2,985	3,026,044
Qwest Corp., 8.38%, 5/01/16 (d)		2,590	3,075,625
tw telecom Holdings, Inc., 8.00%,
3/01/18		470	510,538
Windstream Corp., 8.13%,
8/01/13		590	647,525
			15,560,119
Electronic Equipment, Instruments
& Components — 1.4%
Agilent Technologies, Inc., 4.45%,
9/14/12 (d)		7,325	7,614,220
CDW LLC, 8.00%, 12/15/18 (a)		1,180	1,265,550
			8,879,770
Energy Equipment & Services —
0.6%
Compagnie Generale de Geophysique-
Veritas:
7.50%, 5/15/15		25	25,625
7.75%, 5/15/17		330	346,500
Frac Tech Services LLC, 7.13%,
11/15/18 (a)(d)		1,690	1,791,400
Key Energy Services, Inc., 6.75%,
3/01/21 (d)		1,040	1,053,000

		Par
Corporate Bonds		(000)	Value
Energy Equipment & Services
(concluded)
Oil States International, Inc.,
6.50%, 6/01/19 (a)	USD	915	$ 920,719
			4,137,244
Food & Staples Retailing — 0.1%
BI-LO LLC, 9.25%, 2/15/19 (a)		570	589,950
Food Products — 1.0%
Blue Merger Sub, Inc., 7.63%,
2/15/19 (a)		2,450	2,500,531
JBS USA LLC, 7.25%, 6/01/21 (a)		300	294,000
Tyson Foods, Inc., 10.50%,
3/01/14 (d)		3,000	3,611,250
			6,405,781
Gas Utilities — 0.4%
Florida Gas Transmission Co. LLC,
4.00%, 7/15/15 (a)(d)		2,000	2,105,398
Targa Resources Partners LP,
6.88%, 2/01/21 (a)(d)		690	687,413
			2,792,811
Health Care Equipment & Supplies — 1.8%
Boston Scientific Corp. (d):
4.50%, 1/15/15		3,556	3,745,684
6.40%, 6/15/16		792	895,434
CareFusion Corp., 5.13%, 8/01/14 (d)		3,000	3,293,280
DJO Finance LLC:
10.88%, 11/15/14 (d)		2,625	2,835,000
7.75%, 4/15/18 (a)		715	734,663
			11,504,061
Health Care Providers & Services — 1.6%
Aviv Healthcare Properties LP,
7.75%, 2/15/19 (a)		645	659,512
HCA, Inc., 7.25%, 9/15/20		1,325	1,444,250
Tenet Healthcare Corp. (d):
9.00%, 5/01/15		812	884,065
10.00%, 5/01/18		6,682	7,650,890
			10,638,717
Health Care Technology — 0.8%
IMS Health, Inc., 12.50%,
3/01/18 (a)(d)		4,300	5,117,000
Hotels, Restaurants & Leisure — 3.0%
Enterprise Inns Plc:
6.50%, 12/06/18	GBP	2,232	3,276,937
6.88%, 2/15/21		2,070	2,953,966
MGM Resorts International,
10.38%, 5/15/14	USD	1,135	1,310,925
Punch Taverns Finance B, Ltd.,
Series A7, 4.77%, 6/30/33	GBP	1,329	1,836,620
Spirit Issuer Plc:
1.04%, 12/28/28		3,325	4,102,217
5.47%, 12/28/34 (b)		4,500	6,144,072

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	3

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Tropicana Entertainment LLC,
Series WI, 9.63%,
12/15/14 (c)(i)	USD	375	$ 38
			19,624,775
Household Durables — 1.1%
Beazer Homes USA, Inc.:
12.00%, 10/15/17 (d)		3,800	4,294,000
9.13%, 6/15/18		265	251,750
Berkline/Benchcraft, LLC, 4.50%,
11/03/12 (c)(i)		200	—
Standard Pacific Corp. (a):
8.38%, 5/15/18		945	961,538
8.38%, 1/15/21		1,830	1,834,575
			7,341,863
IT Services — 1.3%
Eagle Parent Canada, Inc., 8.63%,
5/01/19 (a)		2,350	2,376,437
First Data Corp. (a):
7.38%, 6/15/19		2,010	2,045,175
12.63%, 1/15/21		1,413	1,536,638
iPayment, Inc., 9.75%, 5/15/14		950	973,750
iPayment Investors LP, 11.63%,
7/15/14 (a)(j)		1,513	1,528,253
			8,460,253
Independent Power Producers &
Energy Traders — 1.8%
Calpine Corp., 7.50%, 2/15/21 (a)		1,360	1,414,400
Energy Future Holdings Corp.,
10.00%, 1/15/20 (a)(d)		3,870	4,189,886
Energy Future Intermediate
Holding Co. LLC, 10.00%,
12/01/20		2,720	2,958,430
NRG Energy, Inc., 7.63%, 1/15/18
(a)(d)		2,965	2,994,650
			11,557,366
Industrial Conglomerates — 1.4%
Sequa Corp. (a):
11.75%, 12/01/15		2,950	3,156,500
13.50%, 12/01/15 (j)		5,870	6,280,899
			9,437,399
Insurance — 1.1%
Allied World Assurance Co. Holdings,
Ltd., 7.50%, 8/01/16 (d)		3,000	3,442,065
CNO Financial Group, Inc., 9.00%,
1/15/18 (a)		2,498	2,697,840
Genworth Financial, Inc., 7.63%,
9/24/21 (d)		990	1,032,805
			7,172,710
Machinery — 0.5%
AGY Holding Corp., 11.00%,
11/15/14		1,500	1,460,625
Navistar International Corp.,
8.25%, 11/01/21 (d)		400	439,500

		Par
Corporate Bonds		(000)	Value
Machinery (concluded)
Titan International, Inc., 7.88%,
10/01/17 (a)	USD	1,330	$ 1,429,750
			3,329,875
Media — 6.0%
CCH II LLC, 13.50%, 11/30/16 (d)		4,106	4,886,185
CCO Holdings LLC (d):
7.25%, 10/30/17		720	748,800
7.88%, 4/30/18		1,525	1,616,500
Cengage Learning Acquisitions,
Inc., 10.50%, 1/15/15 (a)		1,990	1,890,500
Checkout Holding Corp., 10.98%,
11/15/15 (a)(g)		2,050	1,347,875
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17		933	1,016,970
Series B, 9.25%, 12/15/17 (d)		4,732	5,169,710
CMP Susquehanna Corp., 3.52%,
5/15/14 (a)(b)		194	184,300
DIRECTV Holdings LLC, 3.13%,
2/15/16 (d)		3,000	3,044,169
DISH DBS Corp.:
7.00%, 10/01/13		1,450	1,562,375
7.13%, 2/01/16		200	213,500
6.75%, 6/01/21 (a)(d)		900	909,000
Interactive Data Corp., 10.25%,
8/01/18 (a)		2,460	2,736,750
Kabel BW Erste Beteiligungs
GmbH, 7.50%, 3/15/19 (a)		1,440	1,499,400
NAI Entertainment Holdings LLC,
8.25%, 12/15/17 (a)		1,445	1,560,600
Nielsen Finance LLC, 7.75%,
10/15/18 (a)		1,400	1,501,500
ProtoStar I Ltd., 18.00%,
10/15/12 (a)(c)(i)		3,454	1,727
Rainbow National Services LLC,
10.38%, 9/01/14 (a)(d)		3,134	3,251,525
UPC Germany GmbH, 8.13%,
12/01/17 (a)(d)		4,500	4,781,250
Virgin Media Secured Finance Plc,
6.50%, 1/15/18 (d)		1,000	1,101,250
			39,023,886
Metals & Mining — 2.2%
Arch Western Finance LLC, 6.75%,
7/01/13 (d)		933	936,499
FMG Resources August 2006 Property
Ltd., 7.00%, 11/01/15 (a)		2,965	3,083,600
Freeport-McMoRan Copper & Gold,
Inc., 8.38%, 4/01/17 (d)		3,000	3,288,750
JMC Steel Group, 8.25%, 3/15/18 (a)		880	908,600
New World Resources NV, 7.88%,
5/01/18	EUR	995	1,496,339
Novelis, Inc., 8.75%, 12/15/20 (a) USD		4,125	4,558,125
			14,271,913

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	4

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Multiline Retail — 0.4%
Dollar General Corp., 11.88%,
7/15/17 (d)(j)	USD	2,458	$ 2,808,265
Oil, Gas & Consumable Fuels — 5.2%
Alpha Natural Resources, Inc. (e):
6.00%, 6/01/19		820	825,125
6.25%, 6/01/21		1,030	1,048,025
Anadarko Petroleum Corp., 5.95%,
9/15/16 (d)		3,000	3,389,466
Berry Petroleum Co., 8.25%,
11/01/16		550	576,125
BP Capital Markets Plc, 5.25%,
11/07/13 (d)		6,000	6,515,382
Coffeyville Resources LLC, 9.00%,
4/01/15 (a)(d)		634	687,890
Consol Energy, Inc., 8.25%,
4/01/20 (d)		1,500	1,665,000
Crosstex Energy LP, 8.88%,
2/15/18		135	146,475
Denbury Resources, Inc. (d):
8.25%, 2/15/20		971	1,072,955
6.38%, 8/15/21		810	820,125
El Paso Corp., 7.00%, 6/15/17 (d)		2,265	2,626,016
Energy Transfer Equity LP, 7.50%,
10/15/20 (d)		335	365,150
Linn Energy LLC:
8.63%, 4/15/20		1,000	1,095,000
7.75%, 2/01/21 (a)		1,615	1,703,825
Niska Gas Storage US LLC, 8.88%,
3/15/18 (a)(d)		950	1,021,250
Oasis Petroleum, Inc., 7.25%,
2/01/19 (a)		530	533,975
OGX Petroleo e Gas Participacoes
SA, 8.50%, 6/01/18 (a)(e)		4,545	4,651,807
Overseas Shipholding Group, Inc.,
8.75%, 12/01/13		1,190	1,240,575
Petrohawk Energy Corp., 6.25%,
6/01/19 (a)		1,300	1,283,750
Range Resources Corp., 5.75%,
6/01/21 (d)		1,735	1,728,494
SandRidge Energy, Inc., 7.50%,
3/15/21 (a)		1,160	1,200,600
			34,197,010
Paper & Forest Products — 0.6%
NewPage Corp., 11.38%,
12/31/14		3,950	3,811,750
Pharmaceuticals — 0.3%
Valeant Pharmaceuticals International (a):
6.50%, 7/15/16 (d)		1,335	1,328,325
6.75%, 10/01/17		240	237,600
7.00%, 10/01/20 (d)		235	230,300
			1,796,225

		Par
Corporate Bonds		(000)	Value
Professional Services — 0.2%
FTI Consulting, Inc. (d):
7.75%, 10/01/16	USD	350	$ 364,875
6.75%, 10/01/20 (a)		810	826,200
			1,191,075
Real Estate Investment Trusts
(REITs) — 0.6%
FelCor Lodging LP, 6.75%,
6/01/19 (a)		1,610	1,601,950
Longview Fibre Paper & Packaging,
Inc., 8.00%, 6/01/16 (a)		395	400,925
Omega Healthcare Investors, Inc.,
6.75%, 10/15/22 (a)(d)		635	633,412
Ventas Realty LP / Ventas Capital
Corp., 4.75%, 6/01/21 (d)		1,300	1,295,904
			3,932,191
Real Estate Management &
Development — 2.0%
Realogy Corp. (a):
11.50%, 4/15/17		1,390	1,466,450
12.00%, 4/15/17		685	717,538
7.88%, 2/15/19		3,245	3,261,225
Shea Homes LP, 8.63%, 5/15/19
(a)		855	864,619
The Unique Pub Finance Co. Plc:
Series A3, 6.54%, 3/30/21	GBP	1,700	2,495,875
Series A4, 5.66%, 6/30/27		509	646,818
Series M, 7.40%, 3/28/24		2,750	3,528,523
			12,981,048
Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%,
9/23/15 (a)(d)	USD	3,400	3,377,815
Avis Budget Car Rental LLC,
8.25%, 1/15/19		375	388,594
Florida East Coast Railway Corp.,
8.13%, 2/01/17 (a)		530	552,525
The Hertz Corp. (a):
7.50%, 10/15/18		635	666,750
6.75%, 4/15/19		1,030	1,040,300
7.38%, 1/15/21		1,160	1,200,600
			7,226,584
Semiconductors & Semiconductor
Equipment — 0.5%
National Semiconductor Corp.,
6.15%, 6/15/12 (d)		3,000	3,143,346
Specialty Retail — 0.6%
Best Buy Co., Inc., 3.75%,
3/15/16 (d)		3,000	3,033,957
Sonic Automotive, Inc., Series B,
8.63%, 8/15/13		583	588,830
			3,622,787

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	5

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Tobacco — 0.5%
Reynolds American, Inc., 7.63%,
6/01/16 (d)	USD	2,500	$ 3,022,085
Transportation Infrastructure — 0.1%
Aguila 3 SA, 7.88%, 1/31/18 (a)		498	509,205
Wireless Telecommunication
Services — 1.8%
Clearwire Communications LLC,
12.00%, 12/01/15 (a)		130	142,188
Cricket Communications, Inc.:
10.00%, 7/15/15		110	119,763
7.75%, 5/15/16 (d)		2,250	2,390,625
Crown Castle Towers LLC, 4.52%,
1/15/35 (a)(d)		3,000	3,141,879
Digicel Group Ltd. (a):
8.88%, 1/15/15		720	741,600
9.13%, 1/15/15		2,267	2,340,677
8.25%, 9/01/17		1,335	1,401,750
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		425	428,719
Sprint Capital Corp., 8.38%,
3/15/12 (d)		925	968,937
			11,676,138
Total Corporate Bonds – 57.8%			376,816,632
Floating Rate Loan Interests (b)
Aerospace & Defense — 0.4%
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked
Deposit, 2.31%, 3/26/14		67	58,552
Term Loan, 2.31%, 3/26/14		1,079	946,865
TransDigm, Inc., Term Loan (First
Lien), 5.25%, 2/14/17		1,496	1,501,861
			2,507,278
Airlines — 0.3%
Delta Air Lines, Inc., Credit-New
Term Loan B, 5.50%, 4/20/17		2,000	1,978,750
Auto Components — 0.6%
Allison Transmission, Inc., Term
Loan, 2.96%, 8/07/14		2,751	2,730,774
Armored Auto Group, Inc. (FKA
Viking Acquisition, Inc.), Term
Loan B, 6.00%, 11/04/16		1,397	1,396,500
			4,127,274
Automobiles — 0.3%
Ford Motor Co.:
Tranche B-1 Term Loan,
2.95%, 12/16/13		1,477	1,476,694

		Par
Floating Rate Loan Interests (b)		(000)	Value
Automobiles (concluded)
Ford Motor Co. (concluded):
Tranche B-2 Term Loan,
2.95%, 12/16/13	USD	307	$ 306,783
			1,783,477
Beverages — 0.1%
Le-Nature's, Inc, Tranche B Term
Loan, 0.00%, 3/01/11 (c)(i)		1,000	380,000
Building Products — 1.5%
CPG International I, Inc., Term
Loan B, 6.00%, 2/18/17		998	999,370
Goodman Global, Inc.:
Initial Term Loan (First Lien),
5.75%, 10/28/16		4,726	4,755,109
Term Loan (Second Lien),
9.00%, 10/30/17		1,800	1,853,550
Momentive Performance Materials
(Blitz 06-103 GmbH), Tranche B-
2B Term Loan, 4.69%, 5/05/15 EUR		1,528	2,164,305
United Subcontractors, Inc., Term
Loan (First Lien)Term Loan (First
Lien), 1.81%, 6/30/15 (j)	USD	143	129,001
			9,901,335
Capital Markets — 0.8%
HarbourVest Partners, Term Loan
(First Lien), 6.25%, 12/14/16		2,606	2,619,517
Marsico Parent Co., LLC, Term
Loan, 5.31%, 12/14/14		371	283,606
Nuveen Investments, Inc.:
Extended Term Loan (First
Lien), 3.31%, 11/13/14		973	956,463
Non-Extended Term Loan
(First Lien), 5.81%, 5/13/17		1,137	1,141,015
			5,000,601
Chemicals — 2.7%
Arizona Chemical Inc., Term Loan
B, 4.75%, 11/21/16		1,153	1,158,456
Brenntag Holding GmbH and Co:
Facility 2 (Second Lien),
6.43%, 7/17/15		500	501,750
Facility 3A (Second Lien),
7.56%, 7/17/15	EUR	115	166,037
Facility 3B (Second Lien),
7.56%, 7/17/15		16	23,135
Facility B6A and B6B, 5.13%,
1/20/14		181	261,033
Term Loan A2, 7.00%,
12/14/12	USD	26	27,424
Term Loan B, 5.13%, 1/20/14EUR		233	337,167
Chemtura Corp., Exit term
LoanTerm Facility, 5.50%,
8/27/16	USD	1,300	1,306,500
Gentek, Inc., Tranche B Term
Loan, 5.75%, 3/03/17		1,990	1,991,658

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	6

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Chemicals (concluded)
MDI Holdings, LLC (FKA
MacDermid, Inc.), Tranche C
Term Loan, 3.43%, 4/11/14	EUR	464	$ 654,525
Nexeo Solutions, LLC, Term Loan
B, 5.00%, 9/08/17	USD	1,300	1,299,594
PQ Corp. (FKA Niagara Acquisition,
Inc.), Original Term Loan (First
Lien), 3.53%, 7/30/14		1,423	1,388,233
Styron Sarl, Term Loan B, 6.00%,
8/02/17		2,893	2,908,246
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 10/15/15		2,643	2,662,098
Univar, Inc., Term Loan B, 5.00%,
6/30/17		2,793	2,791,503
			17,477,359
Commercial Banks — 0.3%
CIT Group Inc., Tranche 3 Term
Loan, 6.25%, 8/11/15		1,666	1,681,550
Commercial Services & Supplies — 2.0%
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan B, 5.00%,
5/19/17		1,500	1,504,500
Altegrity, Inc. (FKA US
Investigations Services, Inc.),
Tranche D Term Loan, 7.75%,
2/21/15		3,970	4,002,256
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		1,197	1,220,005
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		1,454	1,456,443
Quad/Graphics, Inc., Term Loan,
5.50%, 4/14/16		1,365	1,363,551
Synagro Technologies, Inc., Term
Loan (First Lien), 2.20%,
4/02/14		1,150	1,084,007
Volume Services America, Inc.
(Centerplate), Term Loan B,
10.50%, 9/16/16		2,587	2,603,169
			13,233,931
Communications Equipment — 0.9%
Avaya, Inc.:
Term Loan B, 3.01%,
10/24/14		1,871	1,804,549
Term Loan B-3, 4.76%,
10/26/17		2,699	2,626,790
CommScope, Inc., Term Loan B,
5.00%, 1/14/18		1,250	1,256,250
			5,687,589
Construction & Engineering —
0.6%
Safway Services, LLC, First Out
Tranche Loan, 9.00%,
12/16/17		3,750	3,750,000

		Par
Floating Rate Loan Interests (b)		(000)	Value
Consumer Finance — 0.4%
Springleaf Financial Funding Co.
(FKA AGFS Funding Co.), Term
Loan, 5.50%, 5/05/17	USD	2,500	$ 2,496,095
Containers & Packaging — 0.2%
Graham Packaging Co., LP, Term
Loan D, 6.00%, 9/23/16		1,493	1,496,637
Diversified Consumer Services — 1.8%
Coinmach Service Corp., Term
Loan, 3.26%, 11/20/14		4,607	4,434,375
Laureate Education, Series A New
Term Loan, 7.00%, 8/31/14		4,611	4,622,218
ServiceMaster Co.:
Closing Date Term Loan,
2.81%, 7/24/14		2,519	2,456,894
Delayed Draw Term Loan,
2.70%, 7/24/14		251	244,670
			11,758,157
Diversified Financial Services — 0.3%
Reynolds Group Holdings, Inc.,
Term Loan E, 4.25%, 2/09/18		2,000	1,998,750
Diversified Telecommunication
Services — 0.5%
Hawaiian Telcom
Communications, Inc., Term
Loan, 9.00%, 11/01/15		2,167	2,222,549
Level 3 Financing, Inc., Tranche A
Incremental Term Loan, 2.53%,
3/13/14		1,150	1,124,305
			3,346,854
Electric Utilities — 0.1%
TPF Generation Holdings LLC:
Synthetic Letter of Credit
Deposit (First Lien), 2.31%,
12/13/13		151	149,091
Synthetic Revolving Deposit,
2.31%, 12/15/11		47	46,737
Term Loan B, 2.31%,
12/15/13		273	270,348
			466,176
Electronic Equipment, Instruments
& Components — 1.0%
Aeroflex Inc., Term Loan B, 4.25%,
5/09/18		1,500	1,500,000
CDW LLC (FKA CDW Corp.):
Extended Term Loan B, 4.50%,
7/14/17		2,021	2,014,509
Non-Extended Term Loan,
3.95%, 10/10/14		3,012	3,002,037
			6,516,546

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	7

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Energy Equipment & Services — 0.3%
MEG Energy Corp., Tranche D
Term Loan, 4.00%, 3/16/18	USD	2,000	$ 2,004,062
Food & Staples Retailing — 0.5%
U.S. Foodservice, Inc.:
New Term Loan B, 5.75%,
5/25/17		1,650	1,622,499
Term Loan B, 2.70%, 7/03/14		1,864	1,764,496
			3,386,995
Food Products — 1.6%
Advance Pierre Foods, Term Loan,
(Second Lien):
7.00%, 9/30/16		4,080	4,101,599
11.25%, 9/29/17		1,300	1,321,125
Del Monte Corp., Term Loan B,
4.50%, 3/08/18		2,785	2,784,111
Michaels Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), (Second
Lien) Term Loan B, 4.25%,
2/23/18		280	280,910
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		1,198	1,210,372
Solvest, Ltd. (Dole):
Tranche B-1 Term Loan,
5.50%, 3/02/17		124	124,431
Tranche C-1 Term Loan,
5.00%, 3/02/17		303	304,395
			10,126,943
Health Care Equipment & Supplies — 0.3%
Iasis Healthcare LLC, Term Loan,
5.00%, 5/03/18		2,000	2,001,500
Health Care Providers & Services — 2.5%
Ardent Health Services, Term
Loan, 6.50%, 9/15/15		1	1,318
CHS/Community Health Systems, Inc.:
Non-Extended Delayed Draw
Term Loan, 2.50%, 7/25/14		116	112,376
Non-Extended Term Loan,
2.50%, 7/25/14		2,262	2,184,528
ConvaTec, Inc., Dollar Term Loan,
5.75%, 12/22/16		1,297	1,299,992
DaVita, Inc., Term Loan B, 4.50%,
10/20/16		1,995	2,006,222
Emergency Medical Services, Term
Loan, 5.25%, 5/02/18		1,250	1,247,099
Harden Healthcare, Inc.:
Tranche A Additional Term
Loan, 7.75%, 3/02/15		3,897	3,819,235
Tranche A Term Loan, 8.50%,
3/02/15		615	603,189
HCA, Inc., Tranche B-1 Term Loan,
2.56%, 11/18/13		340	338,015

		Par
Floating Rate Loan Interests (b)		(000)	Value
Health Care Providers & Services
(concluded)
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
4.75%, 8/04/16	USD	2,466	$ 2,470,042
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 5.75%,
12/16/16		1,397	1,404,355
Vanguard Health Holding Co. II,
LLC (Vanguard Health Systems,
Inc.), Initial Term Loan, 5.00%,
1/29/16		815	814,289
			16,300,660
Health Care Technology — 0.5%
IMS Health, Inc., Tranche B Dollar
Term Loan, 4.50%, 8/25/17		2,105	2,109,061
MedAssets, Inc., Term Loan B,
6.00%, 11/16/16		859	863,473
			2,972,534
Hotels, Restaurants & Leisure — 4.4%
Blackstone UTP Capital LLC, Loan,
7.75%, 11/06/14		3,449	3,500,682
BLB Management Services, Inc.
(Wembly, Inc.), Loan (Exit),
8.50%, 11/05/15		1,452	1,455,919
Dunkin' Brands, Inc., Term Loan B,
4.25%, 11/23/17		2,094	2,094,808
Golden Living, Term Loan, 5.00%,
5/04/18		1,700	1,672,800
Harrah's Operating Co., Inc.:
Term Loan B-1, 3.27%,
1/28/15		449	417,369
Term Loan B-2, 3.27%,
1/28/15		750	697,875
Term Loan B-3, 3.31%,
1/28/15		8,496	7,906,174
Term Loan B-4, 9.50%,
10/31/16		960	1,017,674
OSI Restaurant Partners, LLC, Pre-
Funded RC Loan, 2.56%,
6/14/13		32	31,270
Seaworld Parks & Entertainment,
Inc. (FKA SW Acquisitions Co.,
Inc.), Term Loan B, 4.00%,
8/17/17		1,686	1,691,380
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First
Lien), 5.25%, 6/30/16		2,838	2,857,526
Travelport LLC (FKA Travelport,
Inc.), Loan, 8.26%, 3/27/12 (j)		3,059	2,431,709
VML US Finance LLC (FKA Venetian
Macau):
Term B Delayed Draw Project
Loan, 4.70%, 5/25/12		1,127	1,125,877

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	8

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
VML US Finance LLC (FKA Venetian
Macau) (concluded):
Term B Funded Project Loan,
4.70%, 5/27/13	USD	1,951	$ 1,949,186
			28,850,249
Household Durables — 0.2%
Berkline/Benchcraft Holdings LLC,
Term Loan, 14.00%, 11/03/11
(c)(i)		139	6,972
Visant Corp. (FKA Jostens), Term
Loan B, 5.25%, 12/22/16		1,146	1,145,290
			1,152,262
IT Services — 1.8%
Ceridian Corp., US Term Loan,
3.19%, 11/10/14		1,624	1,578,522
First Data Corp.:
Extended Term Loan B, 4.19%,
3/23/18		4,733	4,414,382
Initial Tranche B-1 Term Loan,
2.94%, 9/24/14		325	303,527
Initial Tranche B-2 Term Loan,
2.94%, 9/24/14		246	229,777
Initial Tranche B-3 Term Loan,
2.94%, 9/24/14		109	101,428
infoGROUP, Inc., Term Loan,
5.75%, 5/22/18		1,200	1,191,000
TransUnion LLC, Replacement
Term Loan, 4.75%, 2/12/18		3,272	3,283,003
Travelex America Holdings, Inc.:
Tranche B5, 2.93%,
10/31/13		439	437,255
Tranche C5, 3.43%, 10/31/14		436	433,517
			11,972,411
Independent Power Producers &
Energy Traders — 1.0%
AES Corp., Term Loan B, 3.51%,
5/17/18		1,500	1,498,594
Calpine Corp., Term Loan B,
4.50%, 4/02/18		2,300	2,304,600
Texas Competitive Electric
Holdings Co., LLC (TXU), Initial
Tranche B-2 Term Loan, 4.71%,
10/10/14		2,843	2,420,582
			6,223,776
Industrial Conglomerates — 0.6%
Sequa Corp., Term Loan, 3.56%,
12/03/14		1,824	1,800,945
Tomkins Plc, Term Loan A, 4.25%,
9/29/16		2,362	2,367,385
			4,168,330
Media — 7.2%
Acosta, Inc., Term Loan, 4.75%,
3/01/18		1,500	1,501,500

		Par
Floating Rate Loan Interests (b)		(000)	Value
Media (concluded)
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/10/16 USD		1,485	$ 1,483,893
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.44%, 7/03/14		1,990	1,852,589
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		2,052	2,052,885
Charter Communications Operating,
LLC:
Term Loan B, 7.25%, 3/06/14		64	64,564
Term Loan C, 3.56%, 9/06/16		3,067	3,068,075
Clear Channel Communications,
Inc., Term Loan B, 3.84%,
1/28/16		2,385	2,084,557
Getty Images, Inc., Initial Term
Loan, 5.25%, 11/07/16		2,985	3,001,791
HMH Publishing Co., Ltd., Tranche
A Term Loan, 6.03%, 6/12/14		3,227	3,040,238
Hubbard Broadcasting, Second
Lien Term Loan B, 5.25%,
4/28/17		900	905,625
Intelsat Jackson Holdings S. A.
(FKA Intelsat Jackson Holdings,
Ltd.), Tranche B Term Loan,
5.25%, 4/02/18		5,500	5,531,317
Interactive Data Corp., Term Loan,
4.75%, 2/12/18		2,400	2,405,986
Lavena Holding 3 GmbH
(Prosiebensat.1 Media AG):
Facility B1, 3.68%, 3/06/15	EUR	304	398,651
Facility C1, 3.93%, 3/04/16		304	398,651
Lavena Holdings 4 GmbH, Second
Lien Term Loan, 5.05%,
9/02/16		904	1,156,010
MCNA Cable Holdings LLC
(OneLink Communications),
Loan, 6.97%, 10/31/13 (j)	USD	1,858	1,821,085
Mediacom Illinois, LLC (FKA
Mediacom Communications,
LLC), Tranche D Term Loan,
5.50%, 3/31/17		985	987,463
Newsday LLC, Fixed Rate Term
Loan, 10.50%, 8/01/13		4,505	4,786,563
Springer Science+Business Media
SA, Facility A1, 6.75%, 6/30/15 EUR		1,300	1,880,183
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.52%, 6/01/12	USD	1,986	1,961,927
UPC Broadband Holding B.V., Term
U, 5.24%, 12/31/17	EUR	1,493	2,144,178
Univision Communications, Inc.,
Extended First Lien Term Loan,
4.44%, 3/31/17	USD	3,062	2,956,885
Weather Channel, Term Loan B,
4.25%, 2/13/17		1,496	1,504,355
			46,988,971

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	9

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Metals & Mining — 0.9%
Novelis Inc., Term Loan, 4.00%,
3/10/17	USD	3,342	$ 3,355,202
Walter Energy, Inc., Term Loan B,
4.00%, 4/02/18		2,550	2,555,215
			5,910,417
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc.
(FKA NE Energy, Inc.), Term B
Advance (First Lien), 2.81%,
11/01/13		400	395,316
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 2.31%,
2/22/13		69	63,984
			459,300
Multiline Retail — 0.7%
Hema Holding BV:
Facility B, 3.25%, 7/06/15	EUR	344	492,163
Facility C, 4.00%, 7/05/16		344	492,164
Facility D, 6.25%, 1/05/17		2,600	3,694,888
			4,679,215
Oil, Gas & Consumable Fuels —
0.8%
Obsidian Natural Gas Trust, Term
Loan, 7.00%, 11/02/15		5,143	5,219,950
Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Term Loan B,
2.31%, 12/21/12		2,184	2,180,606
Verso Paper Finance Holdings LLC,
7.29%, 2/01/13 (j)		675	607,369
			2,787,975
Pharmaceuticals — 0.5%
Axcan Pharma, Inc., Term Loan,
5.50%, 2/10/17		1,496	1,488,769
Warner Chilcott Co. LLC:
Term Loan B-1, 4.25%,
3/15/18		914	915,995
Term Loan B-3, 4.25%,
3/15/18		629	629,746
Warner Chilcott Corp., Term Loan
B-2, 4.25%, 3/15/18		457	457,997
			3,492,507
Professional Services — 0.4%
Booz Allen Hamilton, Inc., Tranche
B Term Loan, 4.00%, 8/03/17		775	778,460
Fifth Third Processing Solutions,
LLC, Term Loan B (First Lien),
4.75%, 11/03/16		1,995	1,995,997
			2,774,457

	Par
Floating Rate Loan Interests (b)	(000)	Value
Real Estate Investment Trusts
(REITs) — 0.9%
iStar Financial, Inc., Term Loan
(Second Lien), 5.00%, 6/28/13 USD	6,200	$ 6,168,259
Real Estate Management &
Development — 1.3%
Pivotal Promontory, LLC, Term
Loan (Second Lien), 3.25%,
8/31/11 (c)(i)	750	---
Realogy Corp.:
Extended Synthetic Letter of
Credit Loan, 4.64%, 10/10/16	385	357,860
Extended Term Loan B, 4.52%,
10/10/16	8,880	8,253,782
		8,611,642
Semiconductors & Semiconductor
Equipment — 0.2%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.46%, 12/01/16	1,060	1,055,200
Software — 0.1%
Bankruptcy Management
Solutions, Inc., Term Loan B New
First Lien Term Loan, 7.50%,
8/20/14	719	359,680
Specialty Retail — 1.6%
Burlington Coat Factory
Warehouse Corp., Term Loan B,
6.25%, 2/18/17	599	598,201
General Nutrition Centers, Inc.,
Term Loan B, 4.25%, 3/02/18	2,175	2,176,631
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13	1,870	1,844,867
Term Loan B-2, 4.81%,
7/31/16	463	463,908
Petco Animal Supplies, Inc., Term
Loan B, 4.50%, 11/24/17	2,228	2,225,511
Sensata Technologies Finance
Company, LLC, New Term Loan,
3.27%, 5/11/18	1,700	1,702,479
Toys 'R' Us Delaware, Inc., Initial
Loan, 6.00%, 9/01/16	1,633	1,634,920
		10,646,517
Trading Companies & Distributors — 0.0%
Beacon Sales Acquisition, Inc.,
Term Loan B, 2.30%, 9/30/13	122	119,321

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	10

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (b)		(000)	Value
Wireless Telecommunication
Services — 1.5%
Digicel International Finance Ltd.,,
US Term Loan (Non-Rollover),
2.81%, 3/30/12	USD	337	$ 331,269
MetroPCS Wireless, Inc., Term
Loan B, 4.00%, 3/16/18		1,496	1,489,393
Vodafone Americas Finance 2 Inc.,
Initial Loan, 6.88%, 8/11/15		8,024	8,264,520
			10,085,182
Total Floating Rate Loan Interests – 45.1%			294,106,674
Non-Agency Mortgage-Backed
Securities
Collateralized Mortgage
Obligations — 5.5%
Adjustable Rate Mortgage Trust,
Series 2007-1, Class 3A21,
5.78%, 3/25/37 (b)		2,917	2,664,915
Citicorp Mortgage Securities, Inc.,
Series 2006-2, Class 1A7,
5.75%, 4/25/36		2,679	2,696,004
Countrywide Alternative Loan
Trust, Series 2005-54CB, Class
3A4, 5.50%, 11/25/35		7,488	6,206,531
Countrywide Home Loan Mortgage
Pass-Through Trust:
Series 2005-17, Class 1A6,
5.50%, 9/25/35		3,008	2,955,436
Series 2006-17, Class A2,
6.00%, 12/25/36		5,085	4,475,487
Series 2007-16, Class A1,
6.50%, 10/25/37		2,423	2,178,187
Series 2007-HY5, Class 3A1,
5.96%, 9/25/37 (b)		3,603	2,917,652
GSR Mortgage Loan Trust, Series
2005-AR5, Class 2A3, 2.94%,
10/25/35 (b)		2,750	2,160,757
Harborview Mortgage Loan Trust,
Series 2005-8, Class 1A2A,
0.53%, 9/19/35		4,050	2,680,770
Morgan Stanley Reremic Trust,
Series 2010-R4, Class 4A,
0.44%, 2/26/37 (a)(b)		3,248	3,117,981
WaMu Mortgage Pass Through
Certificates, Series 2006-AR14,
Class 1A1, 5.41%, 11/25/36 (b)		1,387	1,243,583

Non-Agency Mortgage-Backed		Par
Securities		(000)	Value
Collateralized Mortgage Obligations
(concluded)
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-
AR2, Class 2A1, 2.74%,
3/25/35 (b)	USD	2,508	$ 2,193,405
			35,490,708
Commercial Mortgage-Backed
Securities — 8.8%
Banc of America Commercial Mortgage,
Inc. (b):
Series 2007-3, Class A2,
5.62%, 6/10/49		2,043	2,104,223
Series 2007-4, Class A4,
5.74%, 2/10/51		2,150	2,381,993
Centre Parcs Mortgage Finance
Plc, Series 2007-1, Class A2,
2.86%, 10/10/18	GBP	1,953	3,100,240
Citigroup/Deutsche Bank
Commercial Mortgage Trust,
Series 2007-CD4, Class A2B,
5.21%, 12/11/49	USD	1,335	1,362,877
Credit Suisse Mortgage Capital
Certificates (b):
Series 2006-C5, Class AM,
5.34%, 12/15/39		1,440	1,444,856
Series 2007-C2, Class A2,
5.45%, 1/15/49		1,823	1,845,543
Series 2007-C3, Class A2,
5.72%, 6/15/39		3,886	3,966,083
Extended Stay America Trust,
Series 2010-ESHA, Class C,
4.86%, 11/05/27 (a)		2,320	2,422,413
First Union Commercial Mortgage
Securities, Inc., Series 1997-C2,
Class G, 7.50%, 11/18/29		3,310	3,626,879
Greenwich Capital Commercial Funding
Corp.:
Series 2006-GG7, Class AM,
5.88%, 7/10/38 (b)		1,610	1,694,959
Series 2007-GG9, Class A4,
5.44%, 3/10/39		2,110	2,285,219
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class AM,
5.62%, 4/10/38 (b)		3,680	3,783,221
JP Morgan Chase Commercial Mortgage
Securities Corp.:
Series 2007-CB18, Class A4,
5.44%, 6/12/47		2,110	2,295,134
Series 2007-CB19, Class A4,
5.74%, 2/12/49 (b)		2,140	2,357,797
LB-UBS Commercial Mortgage
Trust, Series 2007-C6, Class A4,
5.86%, 7/15/40 (b)		3,395	3,677,940
Morgan Stanley Capital I, Series
2007-IQ15, Class A2, 5.84%,
6/11/49 (b)		2,007	2,069,482

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	11

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed		Par
Securities		(000)	Value
Commercial Mortgage-Backed Securities
(concluded)
Wachovia Bank Commercial Mortgage
Trust Series 2007-C33 (b):
Class A2, 5.85%, 2/15/51	USD	14,531	$ 14,867,549
Class A4, 5.90%, 2/15/51		2,030	2,229,708
			57,516,116
Total Non-Agency Mortgage-Backed
Securities – 14.3%			93,006,824
		Beneficial
		Interest
Other Interests (k)		(000)
Auto Components — 1.5%
Delphi Debtor-in-Possession
Holding Co. LLP, Class B
Membership Interests		—(l)	9,841,236
Lear Corp. Escrow		1,000	27,500
			9,868,736
Diversified Financial Services — 0.2%
J.G. Wentworth LLC Preferred
Equity Interests (m)		1	1,450,307
Health Care Providers & Services — 0.0%
Critical Care Systems
International, Inc.		8	762
Household Durables — 0.0%
Berkline Benchcraft Equity LLC		3	-
Total Other Interests – 1.7%			11,319,805
Preferred Securities
		Par
Capital Trust		(000)
Diversified Financial Services — 0.5%
GMAC Capital Trust I, 8.13%,
2/15/40		130,860	3,437,692
Preferred Stocks		Shares
Auto Components — 0.1%
Dana Holding Corp. (a)(f)		6,000	933,000
Media — 0.1%
CMP Susquehanna Radio Holdings
Corp. (a)(c)(n)		45,243	384,566
Total Preferred Stocks – 0.2%			1,317,566
Total Preferred Securities – 0.7%			4,755,258

		Par
Taxable Municipal Bonds		(000)	Value
State of California, GO:
5.25%, 4/01/14	USD	1,075	$ 1,160,237
5.10%, 8/01/14		2,225	2,297,602
Various Purpose 3, Mandatory
Put Bonds 5.65%, 4/01/39 (b)		625	667,250
State of Illinois, GO, 3.32%,
1/01/13		5,075	5,169,344
Total Taxable Municipal Bonds – 1.4%			9,294,433
U.S. Government Sponsored
Agency Securities
Interest Only Collateralized
Mortgage Obligations — 0.7%
Fannie Mae Mortgage-Backed
Securities, Series 2010-126,
Class UI, 5.50%, 10/25/40		15,193	2,829,898
Ginnie Mae Mortgage-Backed
Securities, Series 2010-162,
Class WI, 4.50%, 6/16/39		7,549	1,228,252
			4,058,150
Mortgage-Backed Securities — 9.4%
Fannie Mae Mortgage-Backed
Securities:
4.50%, 6/13/11 (o)		17,300	17,970,375
5.00%, 7/01/20 - 8/01/23 (d)		19,077	20,636,468
Freddie Mac Mortgage-Backed
Securities, 4.50%, 4/01/25		21,347	22,756,752
			61,363,595
Total U.S. Government Sponsored
Agency Securities – 10.1%			65,421,745
Warrants (p)		Shares
Media — 0.1%
CMP Susquehanna Radio Holdings
Corp. (Expires 3/23/19)		51,701	432,021
Software — 0.0%
Bankruptcy Management
Solutions, Inc.		435	-
HMH Holdings/EduMedia		209,988	-
Total Warrants – 0.1%			432,021
Total Long-Term Investments
(Cost – $889,202,000) – 139.0%			905,838,766

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	12

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

Options Purchased	Contracts	Value
Over-the-Counter Call Options — 0.0%
Marsico Parent Superholdco LLC,,
Strike Price USD 942.86, Expires
12/21/19	46	–
Over-the-Counter Put Swaptions — 0.0%
Bought credit default protection on
Dow Jones CDX North America
High Yield Index, Series 16, Strike
Price $99, Expires 9/21/11,
Broker Morgan Stanley Capital
Services Inc.	7,400	$ 116,180
Total Options Purchased
(Cost – $144,878) – 0.0%		116,180
Total Investments Before Options Written
(Cost – $889,346,878*) – 139.0%		905,954,946
Options Written	Contracts
Over-the-Counter Call Swaptions — 0.0%
Sold credit default protection on Dow
Jones CDX North America High
Yield Index Series 16, Strike Price
$102.50, Expires 09/21/11,
Broker Morgan Stanley Capital
Services, Inc.	7,400	(64,380)
Sold credit default protection on Dow
Jones CDX North America High
Yield Index Series 16, Strike Price
$102.50, Expires 9/21/11, Broker
Morgan Stanley Capital Services,
Inc.	7,400	(215,340)
Sold credit default protection on Dow
Jones CDX North America
Investment Grade Series 16,
Strike Price $120, Expires
12/21/11, Broker Morgan Stanley
Capital Services, Inc.	7,700	(30,415)
Total Options Written
(Premiums Received – $306,050) – 0.0%		(310,135)
Total Investments, Net of Options Written – 139.0%		905,644,811
Liabilities in Excess of Other Assets – (39.0)%		(253,872,136)
Net Assets – 100.0%	$ 651,772,675

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 886,766,374
Gross unrealized appreciation	$ 35,741,542
Gross unrealized depreciation	(16,567,070)
Net unrealized appreciation	$ 19,174,472

(a) Security exempt from registration under Rule 144A of the Securities
Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c) Non-income producing security.
(d) All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.
(e) When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation
Citigroup Global Markets	$ 1,302,900	$22,394
Deutsche Bank Securities	$ 859,562	$9,563
JP Morgan Securities	$ 4,651,807	$106,808
Morgan Stanley & Co.	$ 2,115,850	$ 25,850

(f) Convertible security.
(g) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(h) Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods.
Rate shown is as of report date.
(i) Issuer filed for bankruptcy and/or is in default of interest payments.
(j) Represents a payment-in-kind security which may pay
interest/dividends in additional par/shares.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l) Amount is less than $1,000.
(m)The investment is held by a wholly-owned taxable subsidiary of the
Fund.
(n) Security is perpetual in nature and has no stated maturity date.
(o) Represents or includes a to-be-announced (“TBA”) transaction.

Unsettled TBA transactions as of report date were as follows:

		Unrealized
Counterparty	Value	Appreciation
Credit Suisse Securities (USA) LLC	$ 17,970,375	$324,375

(p) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	13

 BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)

• For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•Financial futures contracts purchased as of May 31, 2011 were as follows:

				Notional	Unrealized
Contracts	Issue	Exchange Expiration		Value	Appreciation
12	90 Day	Chicago	June 2011 $ 2,988,633		$ 3,492
	Euro	Board of
	Dollars	Trade
12	90 Day	Chicago	September	2,987,133	2,967
	Euro	Board of	2011
	Dollars	Trade
12	90 Day	Chicago	December	2984,133	3,867
	Euro	Board of	2011
	Dollars	Trade
12	90 Day	Chicago	March 2012	2,798,883	6,417
	Euro	Board of
	Dollars	Trade
8	90 Day	Chicago	June 2012	1,980,322	6,878
	Euro	Board of
	Dollars	Trade
8	90 Day	Chicago	September	1,973,922	8,978
	Euro	Board of	2012
	Dollars	Trade
8	90 Day	Chicago	March 2013	1,962,722	10,278
	Euro	Board of
	Dollars	Trade
6	90 Day	Chicago	June 2013	1,467,917	8,084
	Euro	Board of
	Dollars	Trade
6	90 Day	Chicago	September	1,464,242	7,933
	Euro	Board of	2013
	Dollars	Trade
6	90 Day	Chicago	December	1,460,567	7,559
	Euro	Board of	2013
	Dollars	Trade
6	90 Day	Chicago	March 2014	1,457,267	7,183
	Euro	Board of
	Dollars	Trade
Total					$ 73,636

•Financial futures contracts sold as of May 31, 2011 were as follows:

				Notional	Unrealized
Contracts Issue Exchange			Expiration	Value	Depreciation
28	10-Year Chicago		September	$ 3,427,322	$ (5,741)
	U.S.	Board of	2011
	Treasury	Trade
	Note
28	5-Year	Chicago	September	3,329,322	$ (6,615)
	U.S.	Board of	2011
	Treasury	Trade
	Note
Total					$ (12,356)

•Credit default swaps on single-name issues – buy protection outstanding as of May
31, 2011 were as follows:

	Pay			Notional
	Fixed		Expiration	Amount	Unrealized
Issuer	Rate	Counterparty	Date	(000)	Depreciation
K.	5.00%	Goldman	9/20/13	$ 300	$ (599)
Hovnanian		Sachs & Co.
Enterprises,
Inc.

•Credit default swaps on single-name issues – sell protection outstanding as of May
31, 2011 were as follows:

	Receive				Notional
	Fixed		Expiration Credit		Amount	Unrealized
Issuer	Rate	Counterparty	Date	Rating[1]	(000) [2]	Appreciation
Aviva USA	1.00%	Deutsche	5/25/12	BBB+ $ 4,700		3,588
Corp.		Bank AG

1 Using Standard and Poor’s ratings.
2 The maximum potential amount the Trust may be required to pay should a negative credit event take place as defined under the terms of agreement.

•Credit default swaps on traded indexes – buy protection outstanding as of May
31, 2011 were as follows:

	Pay		Notional
	Fixed	Expiration	Amount Unrealized
Index	Rate Counterparty	Date	(000) Depreciation
Dow Jones	1.00% Morgan Stanley	6/20/16	$ 7,700 $ (4,889)
North	& Co, Inc.
America
Investment
Grade Index
Series 16

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	14

 BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)

• Foreign currency exchange contracts as of May 31, 2011 were as follows:

				Unrealized
Currency			Settlement	Appreciation
Purchased	Currency Sold Counterparty		Date	(Depreciation)
		Deutsche
USD	GBP		7/7/11	$(172,404)
		Bank AG
		Deutsche
USD	GBP		7/7/11	(46,675)
		Bank AG
		Deutsche
USD	GBP		7/7/11	(9,545)
		Bank AG
USD	GBP	UBS AG	7/7/11	12,741
EUR	USD	Citibank N.A.	7/27/11
USD	EUR	UBS AG	7/27/11	258,839
Total			$ 43,172

•Reverse repurchase agreements outstanding as of May 31, 2011 were as follows:

	Interest Trade Maturity Net Closing				Face
Counterparty Rate		Date	Date[1]	Amount	Amount
Barclays
Capital, Inc.	0.40%	11/1/10	Open	$ 2,037,789	$ 2,033,000
UBS
Securities
LLC	0.38%	2/28/11	Open	1,843,758	1,841,950
Deutsche
Bank, NA	0.60%	3/17/11	Open	1,338,343	1,336,650
Credit Suisse
Securities
(USA), Inc.	0.60%	3/24/11	Open	1,283,912	1,282,438
Credit Suisse
Securities
(USA), Inc.	0.60%	3/24/11	Open	712,606	711,787
Deutsche
Bank, NA	0.60%	3/24/11	Open	1,610,600	1,608,750
Credit Suisse
Securities
(USA), Inc.	0.60%	3/25/11	Open	1,989,127	1,986,875
Deutsche
Bank, NA	0.60%	3/25/11	Open	4,369,446	4,364,500
Deutsche
Bank, NA	0.60%	3/25/11	Open	3,641,923	3,637,800
Deutsche
Bank, NA	0.60%	3/28/11	Open	2,615,287	2,612,500
Deutsche
Bank, NA	0.60%	3/28/11	Open	4,184,459	4,180,000
Deutsche
Bank, NA	0.58%	3/29/11	Open	2,380,664	2,378,250
Credit Suisse
Securities
(USA), Inc.	0.60%	3/29/11	Open	685,405	684,675
Credit Suisse
Securities
(USA), Inc.	0.60%	3/31/11	Open	1,690,933	1,689,187
Deutsche
Bank AG	0.40%	3/31/11	Open	2,876,981	2,875,000
Deutsche
Bank, NA	0.60%	4/5/11	Open	5,285,016	5,280,000

•Reverse repurchase agreements outstanding as of May 31, 2011 were as follows (continued):

	Interest Trade Maturity Net Closing				Face
Counterparty Rate		Date	Date[1]	Amount	Amount
Deutsche
Bank, NA	0.60%	4/5/11	Open	$ 2,579,298	$ 2,576,850
Deutsche
Bank, NA	0.60%	4/5/11	Open	1,093,688	1,092,650
Credit Suisse
Securities
(USA), Inc.	0.60%	4/11/11	Open	390,332	390,000
Deutsche
Bank, NA	0.55%	4/11/11	Open	2,692,721	2,690,625
Deutsche
Bank, NA	0.60%	4/13/11	Open	994,011	993,200
Credit Suisse
Securities
(USA), Inc.	0.40%	4/14/11	Open	898,904	898,425
Credit Suisse
Securities
(USA), Inc.	0.55%	4/14/11	Open	570,330	569,912
Deutsche
Bank AG	0.55%	4/15/11	Open	2,874,431	2,872,500
Deutsche
Bank AG	0.55%	4/15/11	Open	3,197,148	3,195,000
Deutsche
Bank AG	0.55%	4/15/11	Open	3,182,138	3,180,000
Deutsche
Bank, NA	0.55%	4/15/11	Open	3,152,118	3,150,000
Deutsche
Bank, NA	0.35%	4/15/11	Open	3,278,902	3,277,500
Credit Suisse
Securities
(USA), Inc.	0.40%	4/18/11	Open	656,071	655,750
Credit Suisse
Securities
(USA), Inc.	0.40%	4/20/11	Open	3,294,000	3,292,500
Credit Suisse
Securities
(USA), Inc.	0.55%	4/28/11	Open	1,206,064	1,205,456
Deutsche
Bank AG	0.55%	4/28/11	Open	3,575,582	3,573,780
Deutsche
Bank AG	0.55%	4/28/11	Open	1,504,133	1,503,375
Deutsche
Bank AG	0.55%	4/28/11	Open	836,782	836,360
Deutsche
Bank AG	0.55%	4/28/11	Open	859,753	859,320
Deutsche
Bank AG	0.55%	4/28/11	Open	1,235,498	1,234,875
Deutsche
Bank AG	0.55%	4/28/11	Open	950,479	950,000
Deutsche
Bank AG	0.55%	4/28/11	Open	649,077	648,750
Deutsche
Bank AG	0.55%	4/28/11	Open	537,021	536,750
Deutsche
Bank AG	0.55%	4/28/11	Open	934,721	934,250
Deutsche
Bank AG	0.55%	4/28/11	Open	905,466	905,010

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	15

 BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)

•Reverse repurchase agreements outstanding as of May 31, 2011 were as follows (continued):

	Interest Trade Maturity Net Closing				Face
Counterparty Rate		Date	Date[1]	Amount	Amount
Deutsche
Bank, NA	0.55%	4/28/11	Open	$782,044	$ 781,650
Barclays
Capital, Inc.	0.40%	5/2/11	Open	3,072,274	3,071,250
Credit Suisse
Securities
(USA), Inc.	0.55%	5/2/11	Open	6,593,143	6,590,122
Deutsche
Bank, NA	0.60%	5/2/11	Open	1,690,845	1,690,000
Barclays
Capital, Inc.	0.40%	5/3/11	Open	3,180,024	3,179,000
Credit Suisse
Securities
(USA), Inc.	0.45%	5/3/11	Open	4,379,299	4,377,713
Credit Suisse
Securities
(USA), Inc.	0.50%	5/3/11	Open	4,175,431	4,173,750
UBS
Securities
LLC	0.35%	5/3/11	Open	2,782,444	2,781,660
Barclays
Capital, Inc.	0.40%	5/4/11	Open	3,068,454	3,067,500
Barclays
Capital, Inc.	0.40%	5/4/11	Open	7,290,642	7,288,375
Barclays
Capital, Inc.	0.40%	5/4/11	Open	3,098,464	3,097,500
Barclays
Capital, Inc.	0.40%	5/4/11	Open	3,015,938	3,015,000
Barclays
Capital, Inc.	0.40%	5/4/11	Open	1,990,619	1,990,000
Barclays
Capital, Inc.	0.40%	5/4/11	Open	5,896,934	5,895,000
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	1,544,948	1,544,288
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	2,777,238	2,776,050
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	2,970,735	2,969,465
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	2,488,564	2,487,500
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	2,115,905	2,115,000
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	2,471,347	2,470,290
Credit Suisse
Securities
(USA), Inc.	0.55%	5/4/11	Open	1,285,710	1,285,160
Barclays
Capital, Inc.	0.40%	5/5/11	Open	6,316,894	6,315,000

•Reverse repurchase agreements outstanding as of May 31, 2011 were as follows (continued):

	Interest Trade Maturity Net Closing				Face
Counterparty Rate		Date	Date[1]	Amount	Amount
UBS
Securities
LLC	0.54%	5/10/11	Open	$ 535,452	$ 535,275
UBS
Securities
LLC	0.54%	5/10/11	Open	591,400	591,205
UBS
Securities
LLC.	0.54%	5/10/11	Open	816,995	816,725
UBS
Securities
LLC	0.54%	5/10/11	Open	694,541	694,312
Deutsche
Bank, NA	0.60%	5/10/11	Open	341,825	341,700
BNP Paribas
Securities	0.13%	5/11/11	6/13/11	41,986,151	41,981,148
Credit Suisse
Securities
(USA), Inc.	0.60%	5/13/11	Open	2,647,100	2,646,263
Deutsche
Bank, NA	0.60%	5/13/11	Open	211,567	211,500
Credit Suisse
Securities
(USA), Inc.	0.60%	5/16/11	Open	5,295,162	5,293,750
Credit Suisse
Securities
(USA), Inc.	0.55%	5/16/11	Open	974,638	974,400
Deutsche
Bank, NA	0.58%	5/17/11	Open	4,815,974	4,814,810
Credit Suisse
Securities
(USA), Inc.	0.40%	5/19/11	Open	1,156,667	1,156,500
Credit Suisse
Securities
(USA), Inc.	0.55%	5/19/11	Open	932,345	932,160
Credit Suisse
Securities
(USA), Inc.	0.55%	5/19/11	Open	1,341,516	1,341,250
Credit Suisse
Securities
(USA), Inc.	0.40%	5/20/11	Open	1,192,909	1,192,750
Credit Suisse
Securities
(USA), Inc.	0.45%	5/20/11	Open	1,256,951	1,256,763
Deutsche
Bank AG	0.45%	5/20/11	Open	841,626	841,500
Deutsche
Bank AG	0.38%	5/23/11	Open	2,985,284	2,985,000
Deutsche
Bank, NA	0.60%	5/23/11	Open	1,474,221	1,474,000
Deutsche
Bank, NA	0.60%	5/23/11	Open	4,660,699	4,660,000
Deutsche
Bank, NA	0.60%	5/24/11	Open	1,502,325	1,502,125
Credit Suisse
Securities
(USA), Inc.	0.55%	5/25/11	Open	315,034	315,000

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	16

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (continued)

•Reverse repurchase agreements outstanding as of May 31, 2011 were as follows (concluded):

	Interest Trade Maturity Net Closing				Face
Counterparty Rate		Date	Date[1]	Amount	Amount
Credit Suisse
Securities
(USA), Inc.	0.55%	5/25/11	Open	$ 1,470,570	$ 1,470,412
Credit Suisse
Securities
(USA), Inc.	0.55%	5/25/11	Open	1,181,376	1,181,250
Deutsche
Bank, NA	0.60%	5/25/11	Open	694,881	694,800
Deutsche
Bank, NA	0.60%	5/25/11	Open	1,364,909	1,364,750
Deutsche
Bank, NA	0.60%	5/25/11	Open	617,622	617,550
Deutsche
Bank, NA	0.60%	5/25/11	Open	705,982	705,900
Credit Suisse
Securities
(USA), Inc.	0.55%	5/31/11	Open	1,017,516	1,017,500
Credit Suisse
Securities
(USA), Inc.	0.60%	5/31/11	Open	1,511,850	1,511,825
					$ 238,609,596

1 Certain agreements have no stated maturity and can be terminated by either party at any time.

•Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

• Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of May 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term
Investments:
Asset- Backed
Securities	—	$ 32,807,212 $12,527,623		$45,334,835
Common Stocks	—	640,720	4,709,819	5,350,539
Corporate Bonds.	—	376,630,567	186,065	376,816,632
Floating Rate
Loan Interests	—	249,834,261	44,272,413	294,106,674
Non-Agency
Mortgage-
Backed
Securities	—	89,888,843	3,117,981	93,006,824
Other Interests	—	9,841,236	1,478,569	11,319,805
Taxable Municipal
Bonds	—	9,294,433	—	9,294,433
U.S. Government
Sponsored
Agency
Securities	—	65,421,745	—	65,421,745
Preferred
Securities	$ 3,437,692	933,000	384,566	4,755,258
Warrants	—	—	432,021	432,021
Liabilities
Unfunded Loan
Commitments	—	—	(11,875)	(11,875)
Total	$ 3,437,692 $ 835,292,017 $67,097,182 $ 905,826,891

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency
exchange
contracts	—	$ 271,796	— $ 271,796
Interest rate
contracts	$ 73,636	—	—	73,636
Credit contracts	—	3,588 $ 116,180		119,768
Liabilities:
Foreign currency
exchange
contracts	—	(228,624)	—	(228,624)
Interest rate
contracts	(12,356)	—	—	(12,356)
Credit contracts	—	(5,488) (310,135)		(315,623)
Total	$ 61,280	$ 41,272 $(193,955)		$ (91,403)

1 Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contacts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	17

BlackRock Limited Duration Income Trust (BLW)
Schedule of Investments (concluded)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

					Non-Agency
					Mortgage-
	Asset-Backed	Common	Corporate	Floating Rate	Backed	Other	Preferred
	Securities	Stocks	Bonds	Loan Interests	Securities	Interests	Stocks	Warrants	Total
Assets:
Balance, as of August
31, 2010	$ 2,092,187	$ 1,247,224	$ 3,412,781	$ 62,160,894	$ 3,770,000	$1,856,579	$266,770	—	$ 74,806,435
Accrued
discounts/premiums	42,861	—	116,961	360,076	7,472	—	—	—	527,370
Net realized gain (loss)	(105,384)	(1,383,496)	(677,795)	(4,303,278)	60,465	218,414	531,525	—	(5,659,549)
Net change in unrealized
appreciation/
depreciation[2]	(340,485)	(1,663,129)	(571,979)	7,243,188	32,147	(71,094)	330,406	$ 432,015	5,391,069
Purchases	11,464,183	6,659,529	50,910	11,132,785	—	8,979	—	6	29,316,392
Sales	(625,739)	(150,309)	(2,145,087)	(27,412,855)	(752,103)	(534,309)	(744,135)	—	(32,364,537)
Transfers in3	—	—	274	14,820,143	—	—	—	—	14,820,417
Transfers out[3]	—	—	—	(19,728,540)	—	—	—	—	(19,728,540)
Balance, as of May 31,
2011	$12,527,623	$ 4,709,819	$ 186,065	$44,272,413	$ 3,117,981	$ 1,478,569	$384,566	$ 432,021	$67,109,057

2 The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(1,993,825).
3 The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

A reconciliation of Level 3 investments and derivative financial instruments is presented when the Trust had a significant amount of Level 3 investments and derivatives at the beginning and/or end of the period in relation to net assets.

Unfunded
Loan
Commitments
Liabilities:

Balance, as of August 31, 2010	$ (173,683)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized
appreciation/depreciation[4]	161,808
Purchases	—
Sales	—
Transfers in5	—
Transfers out[5]	—
Balance, as of May 31, 2011	$ (11,875)
[4] The change in the unrealized appreciation/depreciation on the securities still held on May 31, 2011 was $(11,875).

[5] The Trust’s policy is to recognize transfers in and transfers out as of the beginning of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK LIMITED DURATION INCOME TRUST	MAY 31, 2011	18

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Limited Duration Income Trust

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /S/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Limited Duration Income Trust

Date: July 26, 2011

By: /S/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Limited Duration Income Trust

Date: July 26, 2011